Subsequent Events (Details) - USD ($)			12 Months Ended
	Apr. 15, 2026	Jan. 15, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2025
M/V Magic Perseus [Member]
Subsequent Events [Abstract]
Sale and leaseback agreement, aggregate amount						$ 15,600,000
Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid on Preferred Shares			$ 4,597,222	$ 2,500,000	$ 479,167
Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid on Preferred Shares			$ 4,597,222	$ 2,500,000
Q4-2025 Dividends [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid			Jan. 15, 2026
Dividend payable, date declared			Dec. 30, 2025
Q1-2026 Dividends [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid			Apr. 15, 2026
Dividend payable, date declared			Mar. 30, 2026
Subsequent Event [Member] | Q4-2025 Dividends [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid on Preferred Shares		$ 1,250,000
Subsequent Event [Member] | Q1-2026 Dividends [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid on Preferred Shares	$ 1,250,000